Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses	£ (36,834)	£ (25,899)	£ (19,728)
Administrative expenses	(8,529)	(7,050)	(5,953)
Impairment of intangible assets	(2,809)
Net foreign exchange gains (losses)	267	(3,472)	(1,019)
Operating loss	(47,905)	(36,421)	(26,700)
Finance income	103	246	1,049
Loss before tax	(47,802)	(36,175)	(25,651)
Income tax credit	7,269	5,493	4,239
Loss for the year attributable to equity holders of the Company	£ (40,533)	£ (30,682)	£ (21,412)
Basic and diluted loss per share	£ (0.78)	£ (0.81)	£ (0.66)